Trade and Other Receivables - Summary of Movements in Allowance for Doubtful Accounts on Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	₽ (33,941)	₽ (40,218)	₽ (38,882)
Charge for the year	(343)	(613)	(1,152)
Utilised amounts	603	6,637	261
Disposal of subsidiaries		11	10
Reclassified to non-current financial assets	24,391
Reclassified in assets of disposal group held for sale			25
Exchange rate difference	207	242	(480)
Ending balance	₽ (9,083)	₽ (33,941)	₽ (40,218)